Fair Value, Estimates for Financial Instruments Excluding those Recorded at Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financial assets
Cash and due from banks	$ 20,729		$ 19,111		$ 19,571	$ 19,919
Federal funds sold, securities purchased under resale agreements and other short-term investments	266,038		270,130
Held-to-maturity Securities	99,583		80,197
Loans	967,604	[1]	916,559	[1]	862,551	$ 822,286	$ 798,351
Nonmarketable equity investments (cost method)	8,397		7,035
Investments at NAV	48		642
Financial liabilities
Deposits	1,306,079		1,223,312
Short-term borrowings	96,781		97,528		$ 63,518
Long-term debt	255,077		199,536
Capital Lease Obligations	7		8
Carrying amount [Member]
Financial assets
Cash and due from banks	20,729		19,111
Federal funds sold, securities purchased under resale agreements and other short-term investments	266,038		270,130
Held-to-maturity Securities	99,583		80,197
Mortgages held for sale	4,267		6,064
Loans held for sale	80		279
Loans	936,358		887,497
Nonmarketable equity investments (cost method)	8,362		6,659
Investments at NAV	35		376
Financial liabilities
Deposits	1,306,079		1,223,312
Short-term borrowings	96,781		97,528
Long-term debt	255,070		199,528
Financial Liabilities Fair Value Disclosure	1,657,930		1,520,368
Estimated fair value [Member]
Financial assets
Cash and due from banks	20,729		19,111
Federal funds sold, securities purchased under resale agreements and other short-term investments	266,038		270,130
Held-to-maturity Securities	99,155		80,567
Mortgages held for sale	4,277		6,066
Loans held for sale	81		279
Loans	947,834		900,664
Nonmarketable equity investments (cost method)	8,942		7,285
Investments at NAV	48		619
Financial liabilities
Deposits	1,306,153		1,223,397
Short-term borrowings	96,781		97,528
Long-term debt	255,779		198,483
Financial Liabilities Fair Value Disclosure	1,658,713		1,519,408
Loan Commitments And Standby, Commercial And Similar Letters of Credit	1,200		1,000
Estimated fair value [Member] | Fair Value, Inputs, Level 1 [Member]
Financial assets
Cash and due from banks	20,729		19,111
Federal funds sold, securities purchased under resale agreements and other short-term investments	18,670		14,057
Held-to-maturity Securities	45,079		45,167
Mortgages held for sale	0		0
Loans held for sale	0		0
Loans	0		0
Nonmarketable equity investments (cost method)	0		0
Financial Assets Fair Value Disclosure	84,478		78,335
Financial liabilities
Deposits	0		0
Short-term borrowings	0		0
Long-term debt	0		0
Financial Liabilities Fair Value Disclosure	0		0
Estimated fair value [Member] | Fair Value, Inputs, Level 2 [Member]
Financial assets
Cash and due from banks	0		0
Federal funds sold, securities purchased under resale agreements and other short-term investments	247,286		255,911
Held-to-maturity Securities	51,706		32,052
Mortgages held for sale	2,927		5,019
Loans held for sale	81		279
Loans	60,245		60,848
Nonmarketable equity investments (cost method)	18		14
Financial Assets Fair Value Disclosure	362,263		354,123
Financial liabilities
Deposits	1,282,158		1,194,781
Short-term borrowings	96,781		97,528
Long-term debt	245,704		188,015
Financial Liabilities Fair Value Disclosure	1,624,643		1,480,324
Estimated fair value [Member] | Fair Value, Inputs, Level 3 [Member]
Financial assets
Cash and due from banks	0		0
Federal funds sold, securities purchased under resale agreements and other short-term investments	82		162
Held-to-maturity Securities	2,370		3,348
Mortgages held for sale	1,350		1,047
Loans held for sale	0		0
Loans	887,589		839,816
Nonmarketable equity investments (cost method)	8,924		7,271
Financial Assets Fair Value Disclosure	900,315		851,644
Financial liabilities
Deposits	23,995		28,616
Short-term borrowings	0		0
Long-term debt	10,075		10,468
Financial Liabilities Fair Value Disclosure	34,070		39,084
Finance Leases Financing Receivable [Member]
Financial assets
Loans	19,300		12,400
Excluding NAV Investments [Member] | Carrying amount [Member]
Financial assets
Financial Assets Fair Value Disclosure	1,335,417		1,269,937
Excluding NAV Investments [Member] | Estimated fair value [Member]
Financial assets
Financial Assets Fair Value Disclosure	1,347,056		1,284,102
Including NAV Investments [Member] | Carrying amount [Member]
Financial assets
Financial Assets Fair Value Disclosure	1,335,452		1,270,313
Including NAV Investments [Member] | Estimated fair value [Member]
Financial assets
Financial Assets Fair Value Disclosure	$ 1,347,104		$ 1,284,721

[1]	(2)Parenthetical amounts represent assets and liabilities for which we have elected the fair value option.